NORTHERN LIGHTS FUND TRUST

November 1, 2022

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 Attention: Filings - Rule 497(j)

Re: Northern Lights Fund Trust –

Donoghue Forlines Tactical Allocation Fund

Donoghue Forlines Tactical Income Fund

Donoghue Forlines Dividend Fund

Donoghue Forlines Momentum Fund

Donoghue Forlines Risk Managed Income Fund

Ladenburg Income Fund

Ladenburg Income & Growth Fund

Ladenburg Growth & Income Fund

Ladenburg Growth Fund

Ladenburg Aggressive Growth Fund

PSI Strategic Growth Fund

Post-Effective Amendment No. 1405,1406 and 1407 to the Registration Statement on Form N-1A (File No. 333-122917, CIK No. 0001314414)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by the Northern Lights Fund Trust (the “Trust”), on behalf of Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Risk Managed Income Fund, Ladenburg Income Fund, Ladenburg Income & Growth Fund, Ladenburg Growth & Income Fund, Ladenburg Growth Fund, Ladenburg Aggressive Growth Fund and PSI Strategic Growth Fund pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of prospectus and statement of additional information that would have been filed pursuant to paragraphs (b) and (c) of Rule 497 under the 1933 Act would not have differed from that contained in the following Post-Effective Amendment to the Trust’s registration statement on Form N-1A (the “Amendments”):

Fund Name:	Post-Effective Amendment Number:	SEC Accession Number:	Date of Amend1405ment Filing:
Donoghue Forlines Tactical Allocation Fund	1407	0001580642-22-005337	October 25, 2022
Donoghue Forlines Tactical Income Fund	1407	0001580642-22-005337	October 25, 2022
Donoghue Forlines Dividend Fund	1407	0001580642-22-005337	October 25, 2022
Donoghue Forlines Momentum Fund	1407	0001580642-22-005337	October 25, 2022
Donoghue Forlines Risk Managed Income Fund	1407	0001580642-22-005337	October 25, 2022
Ladenburg Income Fund	1406	0001580642-22-005332	October 24, 2022
Ladenburg Income & Growth Fund	1406	0001580642-22-005332	October 24, 2022
Ladenburg Growth & Income Fund	1406	0001580642-22-005332	October 24, 2022
Ladenburg Growth Fund	1406	0001580642-22-005332	October 24, 2022
Ladenburg Aggressive Growth Fund	1406	0001580642-22-005332	October 24, 2022
PSI Strategic Growth Fund	1405	0001580642-22-005331	October 24, 2022

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2600.

Very truly yours,

/s/ Stephanie Shearer

Stephanie Shearer

Secretary